ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 30, 2014

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor and Institutional Shares)

DATED FEBRUARY 14, 2014, AS SUPPLEMENTED AUGUST 25, 2014

ARTISAN GLOBAL OPPORTUNITIES FUND

The following information replaces the information under the subheading “Portfolio Managers” on page 10 of Artisan Funds’ Investor and Institutional Shares prospectus in its entirety:

Name	Title	Length of Service

James D. Hamel	Managing Director and Lead Portfolio Manager, Artisan Partners	Since 2008 (inception)

Matthew H. Kamm	Managing Director and Portfolio Manager, Artisan Partners	Since January 2010

Craigh A. Cepukenas	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013

Jason L. White	Associate Portfolio Manager, Artisan Partners	Since January 2011

ARTISAN MID CAP FUND

The following information replaces the information under the subheading “Portfolio Managers” on page 29 of Artisan Funds’ Investor and Institutional Shares prospectus in its entirety:

Name	Title	Length of Service

Matthew H. Kamm	Managing Director and Lead Portfolio Manager, Artisan Partners	Since January 2010

James D. Hamel	Managing Director and Portfolio Manager, Artisan Partners	Since July 2006

Craigh A. Cepukenas	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013

Jason L. White	Associate Portfolio Manager, Artisan Partners	Since January 2011

ARTISAN SMALL CAP FUND

The following information replaces the information under the subheading “Portfolio Managers” on page 35 of Artisan Funds’ Investor and Institutional Shares prospectus in its entirety:

Name	Title	Length of Service

Craigh A. Cepukenas	Managing Director and Lead Portfolio Manager, Artisan Partners	Since September 2004

James D. Hamel	Managing Director and Portfolio Manager, Artisan Partners	Since October 2009

Matthew H. Kamm	Managing Director and Portfolio Manager, Artisan Partners	Since January 2010

Jason L. White	Associate Portfolio Manager, Artisan Partners	Since January 2011

ARTISAN GLOBAL OPPORTUNITIES FUND

ARTISAN MID CAP FUND

ARTISAN SMALL CAP FUND

The following information replaces the information regarding Artisan Global Opportunities Fund, Artisan Mid Cap Fund and Artisan Small Cap Fund under the subheading “Portfolio Managers” on pages 56-57 of Artisan Funds’ Investor and Institutional Shares prospectus in its entirety:

Artisan Global Opportunities Fund	James D. Hamel, CFA Craigh A. Cepukenas, CFA Matthew H. Kamm, CFA Jason L. White, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Associate Portfolio Manager

Artisan Mid Cap Fund	Matthew H. Kamm, CFA Craigh A. Cepukenas, CFA James D. Hamel, CFA Jason L. White, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Associate Portfolio Manager

Artisan Small Cap Fund	Craigh A. Cepukenas, CFA James D. Hamel, CFA Matthew H. Kamm, CFA Jason L. White, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Associate Portfolio Manager

The third to last paragraph under the subheading “Portfolio Managers” on page 58 of Artisan Funds’ Investor and Institutional Shares prospectus is deleted in its entirety.

Please Retain This Supplement for Future Reference